CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - 2024 Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 17, 2019 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Principal amount of debt converted		¥ 0	$ 0	¥ 465,167	$ 55,200	¥ 247,290	$ 14,100
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares				11,994,720	11,994,720	2,938,412	2,938,412
Gain (Loss) on change in fair value recorded in net income		0	0	¥ (323,474)		¥ 31,188
Gain (Loss) on change in fair value recorded in other comprehensive income/ (loss)		0	0	(421)		(70,732)
Amount of conversion of convertible securities				465,167		247,290
Reclassification of accumulated gains due to changes in instrument-specific credit risk		¥ 0	$ 0	¥ 199,276		¥ 53,481
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 85,000
Interest rate (in %)	4.50%
Debt covenant, ownership interest threshold (in %)	50.00%
Percentage of principal amount available for repurchase (in %)	100.00%
Percentage of notes repurchased (in %)	100.00%
Principal amount of debt converted | $					$ 55,200
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares				11,994,720	11,994,720	2,938,412	2,938,412
Fair value of convertible notes						¥ 783,000
Foreign exchange gain (loss)				¥ 5,000		55,000		¥ (60,000)
Gain (Loss) on change in fair value recorded in net income				323,000		(31,000)		(12,000)
Gain (Loss) on change in fair value recorded in other comprehensive income/ (loss)				400		71,000		¥ 100,000
Amount of conversion of convertible securities | $					$ 55,200		$ 14,100
Reclassification of accumulated gains due to changes in instrument-specific credit risk				¥ 199,000		¥ 53,000
2024 Convertible Notes | American Depositary Shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 1,000
Convertible debt, conversion rate	52.0833
Convertible debt, conversion price (in $ per ADS) | $ / shares	$ 19.2